9. Income Taxes (Details 1) - CAD	Mar. 31, 2015	Mar. 31, 2014
Income Taxes Details 1
Net operating loss carry forwards	CAD 242,000	CAD 187,000
Equipment and leasehold improvements	30,000	0
Valuation allowance	(272,000)	(187,000)
Net deferred tax asset	CAD 0	CAD 0